INCOME TAXES - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Capital loss carry-forward
Valuation allowance		$ (140,301)	$ (113,560)
Unrecognized Tax Benefits		4,628	4,482	$ 4,418
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		447	652
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		56	29
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		234
Capital loss carry-forwards		3,314	$ 3,195
Canadian Federal [Member]
Capital loss carry-forward
Net operating loss carry-forwards		1,808
Capital loss carry-forwards [Member] | Canadian Federal [Member]
Capital loss carry-forward
Capital loss carry-forwards		11,917
Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax credit carried forward		22,585
Investment tax credits [Member] | Canadian Provincial [Member]
Capital loss carry-forward
Tax credit carried forward		10,109
U.S. subsidiary [Member] | R&D tax credit [Member] | U.S. [Member]
Capital loss carry-forward
Net operating loss carry-forwards		6,445
U.S. [Member] | Foreign subsidiaries [Member] | U.S. [Member]
Capital loss carry-forward
Net operating loss carry-forwards		65,489
U.S. [Member] | Foreign subsidiaries [Member] | U.S. [Member] | Indefinite-lived Intangible Assets [Member]
Capital loss carry-forward
Net operating loss carry-forwards		9,860
U.S. [Member] | Foreign subsidiaries [Member] | U.S. [Member] | Finite-Lived Intangible Assets [Member]
Capital loss carry-forward
Net operating loss carry-forwards		55,629
Sweden [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		6,531
Norway [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		25
Luxembourg [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		60,294
France [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		231,025
France [Member] | Foreign subsidiaries [Member] | R&D tax credit [Member]
Capital loss carry-forward
Net operating loss carry-forwards		3,627
France [Member] | Foreign subsidiaries [Member] | Employment tax credit [Member]
Capital loss carry-forward
Net operating loss carry-forwards		$ 184
Base amount limitation of net operating loss deduction | €	€ 1.0
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)	50.00%
Amount of taxable income over which the percentage limitation is applied | €	€ 1.0